UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 through August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Funds

August 31, 2012

JPMorgan Diversified Real Return Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 19, 2012 (Unaudited)

Dear Shareholder:

Sources of uncertainty are prevalent in the market: social and political unrest in the Middle East, Europe’s ongoing debt crisis, upcoming elections in the United States and the potential for an economic “hard landing” in China. Equities have seesawed against this backdrop and many investors seem content to forego the market fluctuations — overall industry net flows for equity mutual funds are negative for 2012. Despite these sharp swings in market momentum, U.S. stocks have soared year to date. The S&P 500 Index recently reached levels not seen since 2008 and has returned more than 100% since bottoming in March 2009.

“As the low interest rate environment persists, an increasing amount of fixed income investors are turning to asset classes like high yield bonds and emerging markets debt in search of higher yielding securities.”

Accommodative monetary policy has been a significant catalyst for the recent rally in stocks. Central banks continue to take unprecedented actions in an effort to stoke economic growth. In September, the European Central Bank announced its plans to implement Outright Monetary Transactions (OMTs), planning to purchase 1-3 year bonds issued by the governments of troubled European countries. The U.S. Federal Reserve also recently announced another asset purchase plan, indicating that it would buy $40 billion of agency mortgage-backed securities per month on an open-ended basis.

U.S. treasury yields remain at historically low levels

Accommodative monetary policy from the Fed continues to keep yields at historically low levels. Real yields are negative on many parts of the yield curve, meaning that the payment that investors will receive from these bonds is less than the expected rate of inflation. Holders of these securities are willing to see the purchasing power of their money decline in order to access the perceived safety of U.S. Treasury securities, likely a reflection of the elevated level of uncertainty among investors.

The yield for 10-year U.S. Treasury securities ended August 2012 at 1.6%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.2% and 2.7%, respectively. As the low interest rate environment persists, an increasing amount of fixed income investors are turning to asset classes like high yield bonds and emerging markets debt in search of higher yielding securities.

Some positive signs for the U.S. economy

While the Federal Reserve can set short-term rates, it does not have complete control of long-term rates, and stronger economic growth could push rates higher. U.S. GDP growth has, until this point in the recovery, been muted. However, existing home sales spiked in August, while sentiment among homebuilders increased. Housing, a long-time drag on economic growth, may make a significant contribution to GDP in 2012. Meanwhile, second-quarter earnings for the S&P 500 companies were the highest on record, while inflation remains very much under control.

As always, we encourage investors to position their portfolios to withstand and benefit from a variety of future outcomes. While the overhang from policy uncertainty can be frustrating, we encourage investors to remain committed to their long-term strategies and take advantage of opportunities caused by market volatility by tactically rebalancing their portfolios.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2012	J.P. MORGAN FUNDS	1

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED AUGUST 31, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.95%
Barclays 1-10 Year U.S. TIPS Index	5.07%

Net Assets as of 8/31/2012	$60,744,215

INVESTMENT OBJECTIVE**

The JPMorgan Diversified Real Return Fund (the “Fund”) seeks to maximize long-term real return.

HOW DID THE MARKET PERFORM?

Despite concerns about economic growth, escalating political and social unrest in the Middle East and the ongoing European debt crisis, U.S. stocks gained for the twelve months ended August 31, 2012. Accommodative policies from the U.S. Federal Reserve and measures by the European Central Bank to combat the region’s debt crisis helped support U.S. equities during the reporting period.

Interest rates for 10- and 30- year U.S. Treasury securities declined, while rates for 2-year U.S. Treasury securities increased slightly during the reporting period. Despite the slight increase, interest rates for 2-year U.S. Treasury securities remained near historically low levels, as did rates across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time). Inflation, as measured by the Consumer Price Index for All Urban Consumers, increased modestly during the twelve months ended August 31, 2012. Natural resources equities declined during the reporting period due to concerns about slowing global demand, particularly from emerging markets economies. The prices of most commodities also declined during the reporting period. Real estate securities benefited as commercial real estate continued to recover and the outlook for the U.S. housing sector improved.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund takes a conservative approach to managing inflation risk. Key to this approach, the Fund seeks to have lower volatility than that of U.S. equities, as represented by the S&P 500 Index. A meaningful allocation to Treasury Inflation Protected Securities (“TIPS”) and inflation sensitive fixed income investment strategies helps to achieve this volatility target, while allocations to more volatile asset classes, including real estate securities and commodities, were used with the goal of providing additional returns.

This broad exposure helped the Fund generate a positive absolute return in a volatile market environment defined by wide swings in asset prices based on investors’ perception of their risk as they digested geopolitical and macroeconomic developments. However, for the twelve months ended August 31, 2012, the Fund underperformed the Barclays 1-10 Year U.S. TIPS Index (the “Benchmark”). The Benchmark is comprised solely of TIPS, which benefited as investors sought safety in U.S. Treasury securities during periods of market volatility, while the Fund invested in a broad range of asset classes. The Fund’s investments in real estate and global infrastructure securities were among the largest contributors to its absolute return, while the Fund’s investments in natural resources equities and commodities detracted from its absolute return.

The Fund’s portfolio managers used a rigorous, systematic screening and selection process to choose the underlying funds in their construction of the Fund. Among these underlying funds, the JPMorgan Global Natural Resources Fund underperformed its respective benchmark by the widest margin due to holdings of stocks that were exposed to the ongoing weakness in the global economy, while the JPMorgan Realty Income Fund outperformed its respective benchmark by the widest margin.

HOW WAS THE FUND POSITIONED?

The Fund targeted a long-term strategic asset allocation, consisting of the following weights: 20% in TIPS; 40% in other inflation protected fixed income securities; 10% in real estate securities; 10% in commodities; 10% in natural resources equities; 5% in infrastructure equities and 5% in cash and cash equivalents, such as money market funds. The Fund employed a momentum-based rebalancing strategy. As of the end of the reporting period, the Fund had slightly more exposure to inflation-sensitive fixed income securities due to their positive performance and slightly less exposure to risk assets. The risk assets within the portfolio are defined as commodities, real estate securities, natural resources equities and global infrastructure equities.

2	J.P. MORGAN FUNDS	AUGUST 31, 2012

PORTFOLIO COMPOSITION BY ASSET CLASS***
Fixed Income	64.7%
Alternative Assets	20.8
International Equity	12.9
Money Market	1.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2012. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2012	J.P. MORGAN FUNDS	3

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED AUGUST 31, 2012 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2012

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	3/31/11
Without Sales Charge		0.70%	1.35%
With Sales Charge*		(3.81)	(1.90)
CLASS C SHARES	3/31/11
Without CDSC		0.16	0.86
With CDSC**		(0.84)	0.86
CLASS R2 SHARES	3/31/11	0.45	1.11
CLASS R5 SHARES	3/31/11	1.08	1.74
SELECT CLASS SHARES	3/31/11	0.95	1.63

*	Sales Charge for Class A Shares is 4.50%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/2011 — 8/31/12)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Diversified Real Return Fund, the Barclays 1-10 Year U.S. TIPS Index, the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted and the Lipper Flexible Portfolio Funds Index from March 31, 2011 to August 31, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Barclays 1-10 Year U.S. TIPS Index and the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted does not reflect the deduction of expenses or a sales charge associated with a mutual fund. The performance of the Barclays 1-10 year U.S. TIPS Index has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark. The performance of the Lipper Flexible Portfolio Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1-10 Year U.S. TIPS Index represents the performance of intermediate (1-10 year) U.S. Treasury Inflation Protection Securities. The Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted of the Bureau of Labor Statistics (BLS) is a measure of the change in prices of goods and services purchased by urban consumers. Seasonal adjustment removes the effects of recurring seasonal influences from many economic series, including consumer prices. The adjustment process quantifies seasonal patterns and then factors them out of the series to permit analysis of non-seasonal price movements. Changing climactic conditions, production cycles, model changeovers, holidays, and sales can cause seasonal variation in prices. The Lipper Flexible Portfolio Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN FUNDS	AUGUST 31, 2012

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.4%
	Alternative Assets — 20.9%
353,307	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (b)	5,953,222
571,918	JPMorgan Realty Income Fund, Class R5 Shares (b)	6,714,315

	Total Alternative Assets	12,667,537

	Fixed Income — 64.9%
2,455,275	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	26,516,967
1,181,721	JPMorgan Real Return Fund, Institutional Class Shares (b)	12,928,025

	Total Fixed Income	39,444,992

	International Equity — 13.0%
88,716	iShares S&P Global Infrastructure Index Fund	3,056,266
442,236	JPMorgan Global Natural Resources Fund, Class R6 Shares (b)	4,833,639

	Total International Equity	7,889,905

	Money Market — 1.6%
994,049	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m)	994,049

	Total Investment Companies (Cost $59,781,879)	60,996,483

	Total Investments — 100.4% (Cost $59,781,879)	60,996,483
	Liabilities in Excess of Other Assets — (0.4)%	(252,268)

	NET ASSETS — 100.0%	$60,744,215

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of August 31, 2012.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Fund’s website.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	J.P. MORGAN FUNDS	5

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2012

JPMorgan Diversified Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$3,056,266
Investments in affiliates, at value	57,940,217

Total investment securities, at value	60,996,483
Receivables:
Fund shares sold	25,953
Dividends from affiliates	31,994

Total Assets	61,054,430

LIABILITIES:
Payables:
Investment securities purchased	31,880
Fund shares redeemed	189,430
Accrued liabilities:
Investment advisory fees	4,774
Administration fees	3,656
Shareholder servicing fees	1,524
Distribution fees	2,246
Custodian and accounting fees	3,790
Trustees’ and Chief Compliance Officer’s fees	47
Professional fees	54,598
Other	18,270

Total Liabilities	310,215

Net Assets	$60,744,215

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN FUNDS	AUGUST 31, 2012

JPMorgan Diversified Real Return Fund
NET ASSETS:
Paid-in-Capital	$59,890,428
Accumulated undistributed net investment income/loss	216,744
Net realized gains (losses)	(577,561)
Net unrealized appreciation/depreciation	1,214,604

Total Net Assets	$60,744,215

Net Assets:
Class A	$1,904,463
Class C	2,091,357
Class R2	1,329,140
Class R5	42,521,881
Select Class	12,897,374

Total	$60,744,215

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	126,348
Class C	139,117
Class R2	88,232
Class R5	2,813,887
Select Class	854,316

Net Asset Value (a):
Class A — Redemption price per share	$15.07
Class C — Offering price per share (b)	15.03
Class R2 — Offering and redemption price per share	15.06
Class R5 — Offering and redemption price per share	15.11
Select Class — Offering and redemption price per share	15.10
Class A maximum sales charge	4.50%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.78

Cost of investments in non-affiliates	$2,968,939
Cost of investments in affiliates	56,812,940

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	J.P. MORGAN FUNDS	7

STATEMENT OF OPERATION

FOR THE YEAR ENDED AUGUST 31, 2012

JPMorgan Diversified Real Return Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$80,578
Dividend income from affiliates	666,098

Total investment income	746,676

EXPENSES:
Investment advisory fees	37,958
Administration fees	37,958
Distribution fees:
Class A	3,944
Class C	12,570
Class R2	6,006
Shareholder servicing fees:
Class A	3,944
Class C	4,190
Class R2	3,003
Class R5	6,345
Select Class	52,033
Custodian and accounting fees	20,311
Professional fees	68,096
Trustees’ and Chief Compliance Officer’s fees	365
Printing and mailing costs	16,776
Registration and filing fees	68,655
Transfer agent fees	9,669
Other	5,545

Total expenses	357,368

Less amounts waived	(111,733)
Less expense reimbursements	(99,411)

Net expenses	146,224

Net investment income (loss)	600,452

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(23,369)
Investment in affiliates	(584,399)

Net realized gain (loss)	(607,768)

Distributions of capital gains received from investment company affiliates	91,802

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	92,728
Investments in affiliates	1,114,105

Change in net unrealized appreciation/depreciation	1,206,833

Net realized/unrealized gains (losses)	690,867

Change in net assets resulting from operations	$1,291,319

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN FUNDS	AUGUST 31, 2012

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Diversified Real Return Fund
	Year Ended 8/31/2012	Period Ended 8/31/2011 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$600,452	$9,313
Net realized gain (loss)	(607,768)	(3,899)
Distributions of capital gains received from investment company affiliates	91,802	—
Change in net unrealized appreciation/depreciation	1,206,833	7,771

Change in net assets resulting from operations	1,291,319	13,185

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(18,325)	(397)
From net realized gains	(16)	—
Class C
From net investment income	(13,896)	(341)
From net realized gains	(18)	—
Class R2
From net investment income	(12,618)	(92)
From net realized gains	(14)	—
Class R5
From net investment income	(89,685)	(159)
From net realized gains	(14)	—
Select Class
From net investment income	(313,371)	(2,491)
From net realized gains	(227)	—

Total distributions to shareholders	(448,184)	(3,480)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	58,163,668	1,727,707

NET ASSETS:
Change in net assets	59,006,803	1,737,412
Beginning of period	1,737,412	—

End of period	$60,744,215	$1,737,412

Accumulated undistributed net investment income/loss	$216,744	$6,110

(a)	Commencement of operations was March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	J.P. MORGAN FUNDS	9

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Real Return Fund
	Year Ended 8/31/2012	Period Ended 8/31/2011 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,349,010	$206,188
Dividends and distributions reinvested	18,278	397
Cost of shares redeemed	(717,072)	(16,545)

Change in net assets resulting from Class A capital transactions	$1,650,216	$190,040

Class C
Proceeds from shares issued	$1,757,328	$343,170
Dividends and distributions reinvested	13,914	341
Cost of shares redeemed	(83,838)	(4,200)

Change in net assets resulting from Class C capital transactions	$1,687,404	$339,311

Class R2
Proceeds from shares issued	$1,199,575	$50,000
Dividends and distributions reinvested	12,632	92

Change in net assets resulting from Class R2 capital transactions	$1,212,207	$50,092

Class R5
Proceeds from shares issued	$43,206,062	$59,765
Dividends and distributions reinvested	89,575	159
Cost of shares redeemed	(1,097,925)	—

Change in net assets resulting from Class R5 capital transactions	$42,197,712	$59,924

Select Class
Proceeds from shares issued	$41,758,841	$1,087,766
Dividends and distributions reinvested	313,531	2,491
Cost of shares redeemed	(30,656,243)	(1,917)

Change in net assets resulting from Select Class capital transactions	$11,416,129	$1,088,340

Total change in net assets resulting from capital transactions	$58,163,668	$1,727,707

(a)	Commencement of operations was March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN FUNDS	AUGUST 31, 2012

	JPMorgan Diversified Real Return Fund
	Year Ended 8/31/2012	Period Ended 8/31/2011 (a)
SHARE TRANSACTIONS:
Class A
Issued	160,276	13,629
Reinvested	1,242	27
Redeemed	(47,711)	(1,115)

Change in Class A Shares	113,807	12,541

Class C
Issued	121,433	22,655
Reinvested	948	23
Redeemed	(5,662)	(280)

Change in Class C Shares	116,719	22,398

Class R2
Issued	84,034	3,333
Reinvested	859	6

Change in Class R2 Shares	84,893	3,339

Class R5
Issued	2,876,539	3,971
Reinvested	6,043	10
Redeemed	(72,676)	—

Change in Class R5 Shares	2,809,906	3,981

Select Class
Issued	2,825,036	72,394
Reinvested	21,253	166
Redeemed	(2,064,408)	(125)

Change in Select Class Shares	781,881	72,435

(a)	Commencement of operations was March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	J.P. MORGAN FUNDS	11

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Diversified Real Return Fund
Class A
Year Ended August 31, 2012	$15.14	$0.21	(g)	$(0.11)	$0.10	$(0.17)	$—	(h)	$(0.17)
March 31, 2011(i) through August 31, 2011	15.00	0.10	(g)	0.08	0.18	(0.04)	—		(0.04)

Class C
Year Ended August 31, 2012	15.13	0.14	(g)	(0.12)	0.02	(0.12)	—	(h)	(0.12)
March 31, 2011(i) through August 31, 2011	15.00	0.08	(g)	0.08	0.16	(0.03)	—		(0.03)

Class R2
Year Ended August 31, 2012	15.14	0.18	(g)	(0.12)	0.06	(0.14)	—	(h)	(0.14)
March 31, 2011(i) through August 31, 2011	15.00	0.09	(g)	0.08	0.17	(0.03)	—		(0.03)

Class R5
Year Ended August 31, 2012	15.16	0.19	(g)	(0.03)	0.16	(0.21)	—	(h)	(0.21)
March 31, 2011(i) through August 31, 2011	15.00	0.12	(g)	0.09	0.21	(0.05)	—		(0.05)

Select Class
Year Ended August 31, 2012	15.16	0.28	(g)	(0.14)	0.14	(0.20)	—	(h)	(0.20)
March 31, 2011(i) through August 31, 2011	15.00	0.12	(g)	0.08	0.20	(0.04)	—		(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earning credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of operations.
(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.
(k)	Due to the size of net assets and fixed expenses, ratios may appear to be disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN FUNDS	AUGUST 31, 2012

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d)(e)		Net investment income (loss) (f)		Expenses without waivers, reimbursements and earnings credits (e)		Portfolio turnover rate (b)

$15.07	0.70%	$1,904,463	0.61%		1.43%		1.29%		42%
15.14	1.21	189,874	0.61	(j)	1.64	(j)	31.73	(j)(k)	13

15.03	0.16	2,091,357	1.11		0.96		1.88		42
15.13	1.06	338,775	1.11	(j)	1.28	(j)	30.38	(j)(k)	13

15.06	0.45	1,329,140	0.86		1.23		1.47		42
15.14	1.12	50,563	0.86	(j)	1.37	(j)	33.56	(j)(k)	13

15.11	1.08	42,521,881	0.26		1.26		0.64		42
15.16	1.39	60,354	0.26	(j)	1.93	(j)	32.71	(j)(k)	13

15.10	0.95	12,897,374	0.36		1.86		1.00		42
15.16	1.37	1,097,846	0.36	(j)	1.82	(j)	32.78	(j)(k)	13

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	J.P. MORGAN FUNDS	13

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Diversified Real Return Fund	Class A, Class C, Class R2, Class R5 and Select Class	Diversified

The investment objective of the Fund is to seek to maximize long-term real return.

The Fund commenced operations on March 31, 2011.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R2, Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s net asset value per share as of the report date. The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$60,996,483	$	$	$60,996,483

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the year ended August 31, 2012.

B. Investment Transactions with Affiliates — The Fund invests in certain Underlying Funds which are advised by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds. Such exchanges are not treated as purchases and sales for the purpose of recognizing realized gains (losses) or portfolio turnover. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the report, the Fund assumes the following to be affiliated issuers. Included in the Realized Gain (Loss) amounts in the table below are distributions of realized gains by investment company affiliates:

	For the year ended August 31, 2012
Affiliate	Value at August 31, 2011	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend Income	Shares at August 31, 2012	Value at August 31, 2012
Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares	$177,527	$7,561,947	$1,279,000	$(158,950)	$72,014	353,307	$5,953,222
JPMorgan Global Natural Resources Fund, Class R5 Shares	185,612	6,083,552	5,909,531	(371,408)	20,475	—	—

14	J.P. MORGAN FUNDS	AUGUST 31, 2012

	For the year ended August 31, 2012
Affiliate	Value at August 31, 2011	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend Income	Shares at August 31, 2012	Value at August 31, 2012
JPMorgan Global Natural Resources Fund, Class R6 Shares	$—	$5,282,132	$—	$—	$—	442,236	$4,833,639
JPMorgan Inflation Managed Bond Fund, Class R6 Shares	716,814	31,679,069	6,269,633	49,629	367,381	2,455,275	26,516,967
JPMorgan Prime Money Market Fund, Institutional Class Shares	80,151	28,996,068	28,082,170	—	1,800	994,049	994,049
JPMorgan Real Return Fund, Institutional Class Shares	340,197	15,179,189	3,031,037	33,502	153,345	1,181,721	12,928,025
JPMorgan Realty Income Fund, Class R5 Shares	202,053	7,273,390	1,775,819	(79,684)	51,083	571,918	6,714,315

Total	$1,702,354			$(526,911)	$666,098		$57,940,217

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income and distributions of realized gains from the Underlying Funds are recorded on the ex-dividend date or when the Fund first learns of the dividend.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class.

The Fund invests in Underlying Funds and, as a result, bears a portion of the expenses incurred by these Underlying Funds. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratio to average net assets shown in the Financial Highlights.

Certain expenses of affiliated Underlying Funds are waived as described in Note 3.F.

E. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared and paid quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
$(670)	$58,077	$(57,407)

The reclassifications for the Fund relate primarily to the tax character of the short-term capital gain distributions from investments in regulated investment companies.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets at an annual rate of 0.10%, notwithstanding any fee waivers and/or expense reimbursements.

AUGUST 31, 2012	J.P. MORGAN FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012 (continued)

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Fund’s average daily net assets on the first $500 million in Fund assets; 0.075% of the Fund’s average daily net assets between $500 million and $1 billion and 0.05% of the Fund’s average daily net assets in excess of $1 billion. For the year ended August 31, 2012, the annual effective rate was 0.10% of the Fund’s average daily net assets, notwithstanding any fee waivers and reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, and successor in interest to J.P. Morgan Investor Services Co., serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of Class A, Class C and Class R2 Shares, respectively, of the average daily net assets.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended August 31, 2012, the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$870	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.61%	1.11%	0.86%	0.26%	0.36%

The expense limitation agreement was in effect for the year ended August 31, 2012. The contractual expense limitation percentages in the table above are in place until at least December 31, 2012.

16	J.P. MORGAN FUNDS	AUGUST 31, 2012

For the year ended August 31, 2012, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expects the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$33,184	$34,302	$43,993	$111,479	$99,411

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver and/or reimbursement is voluntary.

The amounts of waivers resulting from investments in the money market funds for the year ended August 31, 2012 was $254.

The Underlying Funds may impose separate advisory and shareholder servicing fees. The Fund’s Distributor has voluntarily agreed to waive the Fund’s fees in the weighted average pro-rata amount of the shareholder servicing fees charged by the Underlying Funds. These voluntary waivers will be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fee up to 0.25% of Class A, Class C, Class R2 and Select Class Shares and up to 0.05% of Class R5 Shares.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Fund may use related party broker-dealers. For the year ended August 31, 2012, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the year ended August 31, 2012, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$72,629,409	$14,931,355

During the year ended August 31, 2012, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2012 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$60,357,548	$1,591,635	$952,700	$638,935

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended August 31, 2012 was as follows:

Ordinary Income	Total Distributions Paid
$448,184	$448,184

The tax character of distributions paid during the fiscal year ended August 31, 2011 was as follows:

Ordinary Income	Total Distributions Paid (a)
$3,480	$3,480

(a)	Commencement of operations was March 31, 2011.

AUGUST 31, 2012	J.P. MORGAN FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012 (continued)

As of August 31, 2012, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$216,826	$34,391	$638,935

The cumulative timing differences primarily consist of trustee deferred compensation and wash sale loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after August 31, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2012, the Fund did not have pre-enactment or post-enactment net capital loss carryforwards.

Net capital losses and net specified gains (losses) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended August 31, 2012, the Fund deferred to September 1, 2012 post–October short-term capital losses of $36,282.

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 12, 2012.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2012, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Because of the Fund’s investments in Underlying Funds, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to Underlying Funds’ investments in securities and financial instruments such as fixed income securities including high yield, asset-backed and mortgage-related securities; equity securities; foreign and emerging markets securities; commodities; and real estate securities. These securities are subject to risks specific to their structure, sector or market.

In addition, the Underlying Funds may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Specific risks and concentrations present in the affiliated Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.

The Advisor owns a significant portion of the outstanding shares of the Fund. Significant shareholder transactions by this shareholder, if any, may impact the Fund’s performance.

18	J.P. MORGAN FUNDS	AUGUST 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of JPMorgan Trust I and Shareholders of JPMorgan Diversified Real Return Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Diversified Real Return Fund (a separate fund of JPMorgan Trust I) (hereafter referred to as the “Fund”) at August 31, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period March 31, 2011 (commencement of operations) through August 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the transfer agent and custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

October 29, 2012

AUGUST 31, 2012	J.P. MORGAN FUNDS	19

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	169	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	169	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	169	Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	169	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	169	Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	169	Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	169	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	169	Trustee, American University in Cairo (1999-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	169	Trustee, Morgan Stanley Funds (107 portfolios) (1992-present).

20	J.P. MORGAN FUNDS	AUGUST 31, 2012

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	169	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	169	None.
Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trust since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	169	Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	169	Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (169 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Fund’s investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

AUGUST 31, 2012	J.P. MORGAN FUNDS	21

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.
Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.
Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.
Gregory S. Samuels (1980), Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.
Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.
Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.
Jeffrey D. House (1972), Assistant Treasurer (2006)**	Vice President, JPMorgan Funds Management, Inc. since July 2006.
Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.
Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.
Jeffery Reedy (1973), Assistant Treasurer (2011)**	Vice President, JPMorgan Funds Management, Inc. since February 2006.
Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.
Timothy J. Stewart (1974), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; Managing Director of Robeco Investment Management, Inc. (2011-2012); Chief Financial Officer (2008-2011) and Director of Operations (2003-2008), Robeco-Sage, a division of Robeco Investment Management, Inc.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.
**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

22	J.P. MORGAN FUNDS	AUGUST 31, 2012

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in each Class (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2012 and continued to hold your shares at the end of the reporting period, August 31, 2012.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Diversified Real Return Fund
Class A
Actual	$1,000.00	$990.10	$3.05	0.61%
Hypothetical	1,000.00	1,022.07	3.10	0.61
Class C
Actual	1,000.00	987.40	5.55	1.11
Hypothetical	1,000.00	1,019.56	5.63	1.11
Class R2
Actual	1,000.00	988.90	4.30	0.86
Hypothetical	1,000.00	1,020.81	4.37	0.86
Class R5
Actual	1,000.00	991.70	1.30	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Select Class
Actual	1,000.00	991.30	1.80	0.36
Hypothetical	1,000.00	1,023.33	1.83	0.36

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period.)

AUGUST 31, 2012	J.P. MORGAN FUNDS	23

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2012, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the Fund and the other J.P. Morgan Funds in which the Fund invests (“Underlying Funds”). Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 23, 2012.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information included the Fund’s and the Underlying Funds’ performance compared to the performance of the Fund’s and the Underlying Funds’ peers and benchmarks and analyses by the Advisor of the Fund’s and the Underlying Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Fund’s and the Underlying Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to the Fund, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the

Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Fund and the Underlying Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund and the Underlying Funds, their

24	J.P. MORGAN FUNDS	AUGUST 31, 2012

overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund and the Underlying Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to the Fund and the Underlying Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds including the benefits received by the Advisor and its affiliates in connection with the Fund’s investments in the Underlying Funds. The Board also considered the Advisor’s use of third-party soft dollar arrangements with respect to securities transactions in U.S. equity securities in certain of the Underlying Funds that invest primarily in U.S. equity securities.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Fund and/or Underlying Funds for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services for the Fund and/or Underlying Funds.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of the Fund’s assets and that the Fund benefits from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees reviewed the Fund’s performance against its benchmark index and considered the performance information provided for the Fund at regular Board meetings by the Advisor. The performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:

The Trustees noted the performance of the Fund since its inception on March 31, 2011 as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

AUGUST 31, 2012	J.P. MORGAN FUNDS	25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund (“Universe Group”). The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile, and that the actual total expenses for Class A and Select Class shares were in the fourth and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contracts of the Underlying Funds in which the Fund invests.

26	J.P. MORGAN FUNDS	AUGUST 31, 2012

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended August 31, 2012. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2012. The information necessary to complete your income tax returns for the calendar year ending December 31, 2012 will be received under separate cover.

Qualified Dividend Income (QDI)

For the fiscal period ended August 31, 2012, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. $20,475 of ordinary income distributions was treated as qualified dividends.

AUGUST 31, 2012	J.P. MORGAN FUNDS	27

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2012. All rights reserved. August 2012.

AN-DRR-812

Annual Report

J.P. Morgan Income Funds

August 31, 2012

JPMorgan Floating Rate Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 19, 2012

Dear Shareholder:

Sources of uncertainty are prevalent in the market: social and political unrest in the Middle East, Europe’s ongoing debt crisis, upcoming elections in the United States and the potential for an economic “hard landing” in China. Equities have seesawed against this backdrop and many investors seem content to forego the market fluctuations — overall industry net flows for equity mutual funds are negative for 2012. Despite these sharp swings in market momentum, U.S. stocks have soared year to date. The S&P 500 Index recently reached levels not seen since 2008 and has returned more than 100% since bottoming in March 2009.

“As the low interest rate environment persists, an increasing amount of fixed income investors are turning to asset classes like high yield bonds and emerging markets debt in search of higher yielding securities.”

Accommodative monetary policy has been a significant catalyst for the recent rally in stocks. Central banks continue to take unprecedented actions in an effort to stoke economic growth. In September, the European Central Bank announced its plans to implement Outright Monetary Transactions (OMTs), planning to purchase 1-3 year bonds issued by the governments of troubled
European countries. The U.S. Federal Reserve also recently announced another asset purchase plan, indicating that it would buy $40 billion of agency mortgage-backed securities per month on an open-ended basis.

U.S. Treasury yields remain at historically low levels

Accommodative monetary policy from the Fed continues to keep yields at historically low levels. Real yields are negative on many parts of the yield curve, meaning that the payment that investors will receive from these bonds is less than the expected rate of inflation. Holders of these securities are willing to see the purchasing power of their money decline in order to access the perceived safety of U.S. Treasury securities, likely a reflection of the elevated level of uncertainty among investors.

The yield for 10-year U.S. Treasury securities ended August 2012 at 1.6%, while the yields for 2- and 30-year
U.S. Treasury securities finished the reporting period at 0.2% and 2.7%, respectively. As the low interest rate environment persists, an increasing amount of fixed income investors are turning to asset classes like high yield bonds and emerging markets debt in search of higher yielding securities.

Some positive signs for the U.S. economy

While the Federal Reserve can set short-term rates, it does not have complete control of long-term rates, and stronger economic growth could push rates higher. U.S. GDP growth has, until this point in the recovery, been muted. However, existing home sales spiked in August, while sentiment among homebuilders increased. Housing, a long-time drag on economic growth, may make a significant contribution to GDP in 2012. Meanwhile, second-quarter earnings for the S&P 500 companies were the highest on record, while inflation remains very much under control.

As always, we encourage investors to position their portfolios to withstand and benefit from a variety of future outcomes. While the overhang from policy uncertainty can be frustrating, we encourage investors to remain committed to their long-term strategies and take advantage of opportunities caused by market volatility by tactically rebalancing their portfolios.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit
www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset
Management

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

1

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED AUGUST 31, 2012 (Unaudited)

REPORTING PERIOD RETURN:

Fund (Select Class Shares)*

10.09%

Credit Suisse Leveraged Loan Index

9.83%

Barclays U.S. Aggregate Index

5.78%

Net Assets as of 8/31/2012 (In Thousands)

$
848,046

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

In most parts of the world, central banks continued their efforts to stimulate economic growth with accommodative policies. The U.S. Federal Open Market Committee extended its $400 billion “Operation Twist” program through the end of 2012, while many investors anticipated the additional round of quantitative easing that was announced shortly after the end of the reporting period. Meanwhile, in June, European leaders agreed to ease repayment rules for emergency loans to Spanish banks and relax conditions on potential help for Italy, increasing optimism that Europe’s debt crisis may be contained. These accommodative policies helped support investors’ appetite for risk and benefited the Credit Suisse Leveraged Loan Index (the “Benchmark”).

Interest rates for U.S. Treasury securities declined on most parts of the yield curve and remained near historically low levels (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund mainly invested its assets in floating rate debt instruments issued by corporations, which included loan participations and assignments. These securities possess floating rate coupons that adjust in accordance with movements in short-term interest rates such as LIBOR and are generally rated below investment grade (also known as junk bonds). Demand for these fixed income securities was supported by investors’ search for yield during the reporting period, which created a positive technical environment for the asset class. Meanwhile, accommodative policies from central banks bolstered investors’ appetite for risk, while corporate earnings and balance sheets remained strong. These factors provided additional support for floating rate debt instruments. The Fund’s (Select Class Shares) outperformance versus the Benchmark for the twelve months ended
August 31, 2012 was driven by positive security selection

in the chemicals, energy, food/tobacco, gaming/leisure, housing, information technology, service, transportation, and utilities sectors. On asset allocation, overweights in the food and drug and forest products/container sectors along with underweight positions in the food/tobacco and utilities sectors added to returns. This was modestly offset by negative relative performance from an overweight position in the financials sector and underweight positions in the healthcare and media/telecom sectors.

HOW WAS THE FUND POSITIONED?

As of the end of the reporting period, the Fund was underweight the Ba, Caa and lower, and not rated sectors. The Fund was overweight the B rated sector. The
Fund’s portfolio managers generally upgraded the credit quality of the portfolio during the reporting period and gained exposure to these sectors mainly by investing in floating rate debt instruments issued by corporations and, to a lesser extent, fixed rate corporate debt securities. The Fund’s portfolio managers believed that leveraged loans were attractive based on the following factors and criteria: attractive spread over LIBOR, stronger covenants than high yield bonds, more senior position in the capital structure often secured by tangible assets, and coupons that tend to adjust upward in the event of rising interest rates (although they may not adjust at the same rate or as much as general interest rates).

PORTFOLIO COMPOSITION BY SECTOR***

Loan Participations & Assignments

71.3
%

Corporate Bonds

15.6

Commercial Mortgage-Backed Security

1.5

Preferred Stocks

0.3

Short-Term Investment

11.3

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**

The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***

Percentages indicated are based upon total investments as of August 31, 2012. The Fund’s composition is subject to change.

2

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

TOTAL RETURNS AS OF AUGUST 31, 2012

INCEPTION DATE OF CLASS

1 YEAR

SINCE INCEPTION

CLASS A SHARES

6/1/11

Without Sales Charge

9.82
%

3.08
%

With Sales Charge*

5.67

(0.03
)

CLASS C SHARES

6/1/11

Without CDSC

9.13

2.54

With CDSC**

8.13

2.54

SELECT CLASS SHARES

6/1/11

10.09

3.39

*

Sales Charge for Class A Shares is 3.75%.

**

Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/1/2011 TO 08/31/2012)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced
operations on June 1, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Floating
Rate Income Fund, the Credit Suisse Leveraged Loan Index, the Barclays U.S. Aggregate Index and the Lipper Loan Participation Funds Index from June 1, 2011 to August 31, 2012. The performance of the Lipper Loan Participation Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark. The performance of the Lipper Loan Participation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Credit Suisse
Leveraged

Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Loan Participation Funds Index is an index based on total returns of certain mutual funds within the
Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000
minimum initial investment and carry no sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

3

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Commercial Mortgage-Backed Security — 1.6%

13,564

  Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.990%, 11/15/15 (e) (Cost
$12,599)

13,292

Corporate Bonds — 16.4%

Consumer Discretionary — 5.2%

Broadcasting & Cable TV — 0.7%

1,500

CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17

1,643

750

DISH DBS Corp., 7.125%, 02/01/16

825

1,762

Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15

1,799

1,550

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)

1,678

5,945

Gaming — 0.9%

329

Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 02/15/18 (e)

336

500

Mandalay Resort Group, 7.625%, 07/15/13

510

4,900

MGM Resorts International, 10.000%, 11/01/16

5,457

2,000

Seminole Hard Rock Entertainment, Inc., VAR, 2.968%, 03/15/14 (e) (m)

1,973

8,276

Household Durables — 0.4%

2,680

Standard Pacific Corp., 10.750%, 09/15/16 (m)

3,236

Media — 2.7%

2,667

Cablevision Systems Corp., 8.625%, 09/15/17

3,054

5,400

Clear Channel Communications, Inc., 9.000%, 03/01/21

4,630

4,250

Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17

4,616

1,000

Gray Television, Inc., 10.500%, 06/29/15

1,080

275

Intelsat Luxembourg S.A., (Luxembourg), 11.250%, 02/04/17

289

4,700

PIK, 12.500%, 02/04/17 (m)

4,935

1,000

McClatchy Co. (The), 11.500%, 02/15/17

1,060

985

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17

1,059

1,900

Sinclair Television Group, Inc., 9.250%, 11/01/17 (e) (m)

2,114

22,837

Specialty Retail — 0.2%

1,650

Michael’s Stores, Inc., 11.375%, 11/01/16

1,735

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Textiles, Apparel & Luxury Goods — 0.3%

3,000

Quiksilver, Inc., 6.875%, 04/15/15

2,865

Total Consumer Discretionary

44,894

Consumer Staples — 0.8%

Food & Staples Retailing — 0.8%

Rite Aid Corp.,

3,500

7.500%, 03/01/17

3,596

2,900

10.375%, 07/15/16

3,062

Total Consumer Staples

6,658

Energy — 1.0%

Energy Equipment & Services — 0.2%

1,725

Cie Generale de Geophysique - Veritas, (France), 9.500%, 05/15/16

1,880

Oil, Gas & Consumable Fuels — 0.8%

2,000

Bill Barrett Corp., 9.875%, 07/15/16

2,205

1,000

Citgo Petroleum Corp., 11.500%, 07/01/17 (e)

1,150

2,000

Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/01/17

2,145

NOK 5,000

Teekay LNG Partners LP, VAR, 7.470%, 05/03/17

876

6,376

Total Energy

8,256

Financials — 1.4%

Commercial Banks — 0.3%

500

Royal Bank of Scotland N.V., (Netherlands), VAR, 1.168%, 03/09/15

447

2,115

Wachovia Capital Trust III, VAR, 5.570%, 10/05/12 (m) (x)

2,089

2,536

Diversified Financial Services — 0.8%

35

Capmark Financial Group, Inc., VAR, 9.000%, 09/30/15

35

10,100

ILFC E-Capital Trust I, VAR, 4.280%, 12/21/65 (e)

6,666

6,701

Insurance — 0.3%

3,000

Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (m) (x)

2,782

Total Financials

12,019

Health Care — 0.2%

Pharmaceuticals — 0.2%

1,900

Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16

2,061

SEE NOTES TO
FINANCIAL STATEMENTS.

4

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

Industrials — 0.3%

Machinery — 0.1%

500

American Railcar Industries, Inc., 7.500%, 03/01/14

506

Marine — 0.2%

900

Bluewater Holding B.V., (Netherlands), VAR, 3.455%, 07/17/14 (e)

796

990

Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17 (e)

999

1,795

Total Industrials

2,301

Information Technology — 1.2%

Communications Equipment — 1.0%

9,600

Avaya, Inc., 7.000%, 04/01/19 (e)

8,784

IT Services — 0.2%

1,200

First Data Corp., 6.750%, 11/01/20 (e)

1,191

Total Information Technology

9,975

Materials — 2.8%

Construction Materials — 1.2%

10,850

Cemex S.A.B. de C.V., (Mexico), VAR, 5.461%, 09/30/15 (e) (m)

10,199

Containers & Packaging — 0.4%

Berry Plastics Corp.,

3,182

VAR, 4.343%, 09/15/14

3,135

500

VAR, 5.205%, 02/15/15 (m)

500

3,635

Metals & Mining — 0.2%

2,200

Noranda Aluminum Acquisition Corp., PIK, 4.730%, 05/15/15

2,101

Paper & Forest Products — 1.0%

3,275

Appleton Papers, Inc., 10.500%, 06/15/15 (e)

3,504

4,124

Resolute Forest Products, 10.250%, 10/15/18

4,722

8,226

Total Materials

24,161

Telecommunication Services — 1.9%

Wireless Telecommunication Services — 1.9%

4,673

Nextel Communications, Inc., 7.375%, 08/01/15

4,696

5,000

Sprint Capital Corp., 6.900%, 05/01/19

5,119

4,830

Sprint Nextel Corp., 7.000%, 08/15/20

4,939

1,000

VimpelCom Holdings B.V., (Netherlands), VAR, 4.461%, 06/29/14 (e) (m)

1,002

Total Telecommunication Services

15,756

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Utilities — 1.6%

Independent Power Producers & Energy Traders — 0.5%

4,000

GenOn Energy, Inc., 7.875%, 06/15/17

4,225

Multi-Utilities — 1.1%

8,000

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20

8,980

Total Utilities

13,205

Total Corporate Bonds (Cost $138,693)

139,286

SHARES

Preferred Stocks — 0.4%

Consumer Discretionary — 0.1%

Automobiles — 0.1%

25

General Motors Co., 4.750%, 12/01/13

892

Financials — 0.3%

Insurance — 0.3%

3

XLIT Ltd., (Cayman Islands), Series D, VAR, 3.575%, 10/29/49

2,208

Total Preferred Stocks (Cost $3,421)

3,100

PRINCIPAL AMOUNT

Loan Participations & Assignments — 75.2%

Consumer Discretionary — 24.4%

Auto Components — 1.5%

Autoparts Holdings Ltd., Term Loan,

3,491

VAR, 6.500%, 07/29/17 ^

3,421

1,780

VAR, 6.500%, 07/29/17 ^

1,745

9

VAR, 6.500%, 07/29/17 ^

9

4

VAR, 6.500%, 07/29/17 ^

4

7,980

Wabash Initial Term Loan, VAR, 6.000%, 05/08/19

8,030

13,209

Automobiles — 1.3%

10,518

Chrysler, Term Loan B, VAR, 6.000%, 05/24/17

10,693

Broadcasting & Cable TV — 1.4%

4,375

Kabel Deutschland, Facility F Loan, VAR, 4.250%, 02/01/19

4,367

3,800

Wide Open West, Term Loan, VAR, 6.250%, 07/17/18

3,798

3,855

Yankee Cable (RCN Telecom), Term Loan B, VAR, 5.250%, 08/26/16

3,858

12,023

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

5

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Participations & Assignments — Continued

Diversified Consumer Services — 1.3%

815

Realogy Corp., Extended Synthetic Commitments, VAR, 4.496%, 10/10/16^

787

10,414

Realogy Corp., Extended Term Loan, VAR, 4.489%, 10/10/16 ^

10,053

10,840

Gaming — 3.6%

4,347

Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.486%, 01/28/18 ^

3,821

5,338

Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.236%, 01/28/15

5,062

3,558

CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17

3,522

4,000

Graton Economic Development Authority, Term Loan B, VAR, 08/20/18 ^

4,003

Isle of Capri Casinos, Inc., Term Loan B,

2,618

VAR, 4.750%, 11/01/13

2,627

96

VAR, 4.750%, 11/01/13

97

2,494

Mohegan Tribal Gaming Authority, Term A Loan, VAR, 5.500%, 03/31/15

2,385

2,750

Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16

2,757

5,957

ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17 ^

6,046

30,320

Hotels, Restaurants & Leisure — 4.4%

3,621

Burger King Corp., Term Loan B, VAR, 4.500%, 10/19/16

3,633

Dine Equity, Inc., Term Loan B1,

801

VAR, 4.250%, 10/19/17

806

155

VAR, 5.250%, 10/19/17

156

FOCUS Brands, Inc., 1st Lien Term Loan,

4,379

VAR, 6.250%, 02/21/18

4,423

80

VAR, 6.250%, 02/21/18

81

98

VAR, 7.250%, 02/21/18

99

3,803

Landry’s, Inc., Term Loan, VAR, 6.500%, 04/24/18

3,842

MTL Publishing LLC, Term B Loan,

1,568

VAR, 5.500%, 06/29/18

1,578

5,932

VAR, 5.500%, 06/29/18

5,972

NPC International, Term Loan,

4,780

VAR, 5.250%, 12/28/18

4,808

3,200

VAR, 5.250%, 12/28/18

3,219

PF Chang’s China Bistro, Inc., Term Borrowing,

3,541

VAR, 6.250%, 06/22/19

3,568

59

VAR, 6.250%, 06/22/19

59

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Hotels, Restaurants & Leisure — Continued

5,000

Wendy’s International, Term Loan, VAR, 4.750%, 05/15/19 ^

5,022

37,266

Household Durables — 0.7%

5,985

Yankee Candle Co., Inc. (The), 1st Lien Term Loan, VAR, 5.250%, 04/02/19

6,008

Leisure Equipment & Products — 0.9%

Freedom Group, Inc., Term B Loan,

7,248

VAR, 5.500%, 04/19/19

7,271

93

VAR, 5.500%, 04/19/19

93

18

VAR, 6.500%, 04/19/19

19

7,383

Media — 4.7%

1,664

Barrington Broadcasting, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17

1,675

2,950

Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17

2,957

750

Cengage Learning Acquisitions, Extended Tranche B Term Loan, VAR, 0.068%, 07/05/17

657

2,014

Cengage Learning Acquisitions, Term Loan, VAR, 2.490%, 07/03/14

1,855

4,977

Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18

4,985

2,289

DigitalGlobe, Inc., 1st Lien Term Loan, VAR, 5.750%, 10/12/18

2,291

Entercom Radio LLC, Term Loan,

1,400

VAR, 6.250%, 11/23/18

1,410

250

VAR, 6.250%, 11/23/18

252

48

High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16

48

1,096

Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17

1,097

2,962

Intelsat Jackson Holdings, Term Loan B, VAR, 5.250%, 04/02/18

2,972

173

Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16

174

3,695

Radio One, Term Loan, VAR, 7.500%, 03/31/16 ^

3,695

7,962

Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.482%, 03/31/17 ^

7,697

390

Univision Communications, Inc., Existing First Lien Term Loan, VAR, 2.232%, 09/29/14

388

3,700

UPC Holdings, Facility AB, VAR, 4.750%, 12/31/17

3,711

SEE NOTES TO
FINANCIAL STATEMENTS.

6

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Participations & Assignments — Continued

Media — Continued

1,968

Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (f) (i)

649

3,515

WAVE, Term Loan B, VAR, 08/15/19 ^

3,528

40,041

Specialty Retail — 4.6%

99 Cent Only Stores, Tranche B-1 Loan,

1,122

VAR, 5.250%, 01/11/19

1,128

1,117

VAR, 5.250%, 01/11/19

1,123

Claire’s Stores, Initial Term Loan (A&R),

6,900

VAR, 2.982%, 05/29/14

6,770

2,971

VAR, 3.197%, 05/29/14

2,915

Gymboree, 1st Lien Term Loan,

2,584

VAR, 5.000%, 02/23/18

2,500

347

VAR, 5.000%, 02/23/18

336

J Crew, 1st Lien Term Loan,

1,858

VAR, 4.750%, 03/07/18

1,856

1,946

VAR, 4.750%, 03/07/18

1,944

3,902

VAR, 4.750%, 03/07/18

3,897

2,000

Neiman Marcus, Extended Term Loan, VAR, 4.750%, 05/16/18

2,000

Party City, Term Loan,

2,489

VAR, 5.750%, 07/27/19

2,500

2,256

VAR, 5.750%, 07/27/19

2,266

2,256

VAR, 5.750%, 07/27/19

2,266

Savers, Inc., Term Loan,

7,481

VAR, 6.250%, 07/09/19

7,551

19

VAR, 6.250%, 07/09/19

19

39,071

Total Consumer Discretionary

206,854

Consumer Staples — 5.9%

Food & Staples Retailing — 3.2%

1,700

Pantry, Inc., Term Loan, VAR, 5.750%, 08/03/19

1,705

5,985

Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18

5,911

Rite Aid Corp., Tranche 2 Term Loan,

1,034

VAR, 1.990%, 06/04/14

1,020

1,224

VAR, 1.990%, 06/04/14

1,208

1,233

VAR, 2.000%, 06/04/14

1,217

16,325

SUPERVALU, Inc., Term Loan, VAR, 08/03/18 ^

16,318

27,379

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Food Products — 1.3%

4,036

Del Monte Corp., Term Loan, VAR, 4.500%, 03/08/18

3,981

High Liner Foods, Inc., Term Loan,

2,695

VAR, 7.000%, 12/19/17

2,692

41

VAR, 7.000%, 12/19/17

41

Pierre Foods, Inc., 1st Lien Term Loan,

1,479

VAR, 7.000%, 09/30/16

1,486

4

VAR, 7.000%, 09/30/16

4

2,700

Smart Balance, Term Loan, VAR, 7.000%, 07/02/18

2,720

10,924

Household Products — 0.2%

Armored Autogroup, New Term Loan,

1,838

VAR, 6.000%, 11/05/16

1,827

3

VAR, 6.000%, 11/05/16

3

1,830

Personal Products — 1.2%

10,182

Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16

9,817

Total Consumer Staples

49,950

Energy — 3.2%

Energy Equipment & Services — 0.4%

3,218

Fairmount Minerals, 1st Lien Term Loan, VAR, 5.250%, 03/15/17

3,187

Oil, Gas & Consumable Fuels — 2.8%

7,500

Arch Coal, Term Loan, VAR, 5.750%, 05/16/18

7,491

4,310

Chesapeake Energy, Term Loan, VAR, 8.500%, 12/02/17

4,319

2,479

MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18

2,482

5,250

NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17

5,263

Patriot Coal Corp., DIP Term Loan,

2,733

VAR, 9.250%, 10/02/13

2,764

1,367

VAR, 9.250%, 10/02/13

1,382

23,701

Total Energy

26,888

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

7

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Participations & Assignments — Continued

Financials — 4.4%

Diversified Financial Services — 2.1%

2,622

AWAS Aviation Capital, Term Loan, VAR, 07/16/18 ^

2,621

7,775

International Lease Finance Corp., Term Loan, VAR, 4.750%, 04/12/16

7,853

995

Nuveen Investments, Inc., 1st Lien Term Loan, VAR, 7.250%, 05/13/17

1,000

Nuveen Investments, Inc., Additional Extended 1st Lien Term Loan,

1,488

VAR, 5.947%, 05/13/17

1,489

2,012

VAR, 5.961%, 05/13/17

2,013

2,430

Ocwen Financial Corp., Term Loan, VAR, 7.000%, 09/01/16

2,445

17,421

Insurance — 0.8%

1,853

CNO Financial Group, Inc., Term Loan B1, VAR, 6.250%, 09/30/16

1,857

5,000

Flying Fortress, Term Loan, VAR, 5.000%, 06/30/17

5,034

6,891

Real Estate Investment Trusts (REITs) — 0.0% (g)

iStar, Term Loan A-1,

143

VAR, 5.000%, 06/28/13

144

63

VAR, 5.000%, 06/28/13

63

207

Thrifts & Mortgage Finance — 1.5%

7,860

GMACM, Term A-1 Loan, VAR, 5.000%, 11/18/13

7,880

1,045

GMACM, Term A-2 Loan, VAR, 6.750%, 11/18/13

1,057

4,008

Homeward Residential, Inc., Initial Term Loan, VAR, 8.250%, 08/08/17

4,013

12,950

Total Financials

37,469

Health Care — 8.8%

Health Care Providers & Services — 5.3%

Community Health Systems, Inc., Extended Term Loan,

4,486

VAR, 3.923%, 01/25/17

4,489

120

VAR, 3.961%, 01/25/17

119

4,000

HCA, Inc., Term B-3 Loan, VAR, 3.481%, 05/01/18

3,937

1,000

HCA, Inc., Tranche B-2 Term Loan, VAR, 3.711%, 03/31/17

986

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Health Care Providers & Services — Continued

4,975

HMA, Term Loan B, VAR, 4.500%, 11/16/18

4,986

5,836

IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18

5,744

3,663

inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16

3,409

1,386

Kindred Healthcare, Term Loan, VAR, 5.250%, 06/01/18

1,350

1,992

Multiplan, Inc., Term Loan B, VAR, 4.750%, 08/26/17

1,984

4,630

National Mentor Holdings, Inc., Tranche B Term Loans, VAR, 7.000%, 02/09/17

4,556

U.S. Renal Care, 1st Lien Term Loan,

3,563

VAR, 6.250%, 07/03/19

3,590

12

VAR, 7.250%, 07/03/19

12

9,928

Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16

9,971

45,133

Pharmaceuticals — 3.5%

948

Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17

944

Aptalis Pharma, Inc., Term Loan,

13,728

VAR, 5.500%, 02/10/17 ^

13,677

1,480

VAR, 5.500%, 02/10/17 ^

1,475

5,386

Capsugel Holdings, Inc., Term Loan, VAR, 4.750%, 08/01/18

5,393

Catalent Pharma Solutions, Inc., Dollar Term-2 Loan,

3,947

VAR, 5.250%, 09/15/17

3,964

2,028

VAR, 5.250%, 09/15/17

2,037

1,390

Catalent Pharma Solutions, Inc., Extended Dollar Term - 1 Loan, VAR, 4.232%, 09/15/16

1,387

994

Grifols, Inc., U.S. Tranche B Term Loan, VAR, 4.500%, 06/01/17

996

29,873

Total Health Care

75,006

Industrials — 9.9%

Aerospace & Defense — 0.6%

495

Ducommun, Inc., Term Loan, VAR, 5.500%, 06/28/17

495

2,477

Transdigm Group, Inc., Term Loan, VAR, 4.000%, 02/14/17

2,486

1,692

Transdigm Group, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 02/14/17

1,701

4,682

SEE NOTES TO
FINANCIAL STATEMENTS.

8

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Participations & Assignments — Continued

Airlines — 1.4%

4,413

Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16

4,346

7,288

United Airlines, Term Loan B, VAR, 2.250%, 02/01/14

7,185

11,531

Building Products — 1.0%

Nortek, Inc., 1st Lien Term Loan,

936

VAR, 5.250%, 04/26/17

943

3

VAR, 5.250%, 04/26/17

3

2

VAR, 6.250%, 04/26/17

2

Roofing Supply Group, Initial Term Loan,

3,332

VAR, 6.500%, 05/31/19

3,344

3,806

VAR, 6.500%, 05/31/19

3,821

94

VAR, 6.500%, 05/31/19

94

8,207

Commercial Services & Supplies — 2.8%

2,975

ACCO Brands, Term B Loan, VAR, 4.250%, 05/01/19

2,972

4,300

Asurion LLC, Term Loan, VAR, 4.750%, 07/23/17

4,299

1,485

Baker Corp. International, Term Loan, VAR, 4.750%, 06/01/18

1,479

6,626

Cenveo Corp., Term Loan B, VAR, 6.625%, 12/21/16

6,622

Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,

217

VAR, 5.482%, 06/30/17

191

608

VAR, 5.482%, 06/30/17

536

231

VAR, 5.482%, 06/30/17

204

180

VAR, 5.482%, 06/30/17

159

213

VAR, 5.711%, 06/30/17

188

Harland Clarke Holdings Corp., Non-Extended Tranche B-1 TL,

310

VAR, 2.732%, 06/30/14

277

118

VAR, 2.732%, 06/30/14

105

92

VAR, 2.732%, 06/30/14

82

111

VAR, 2.732%, 06/30/14

99

108

VAR, 2.961%, 06/30/14

97

4,240

Osmose Holdings, Inc., Term Loan, VAR, 6.500%, 05/04/18

4,229

1,742

Sourcehov LLC, 1st Lien Term B Loan, VAR, 6.625%, 04/28/17

1,670

500

Sourcehov LLC, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18

433

23,642

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Construction Materials — 0.7%

5,985

Summit Materials LLC, Term Loan, VAR, 6.000%, 01/30/19

6,007

Industrial Conglomerates — 0.6%

4,762

BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16

4,747

691

BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16

688

5,435

Industrial Machinery — 0.5%

4,625

Intelligrated, Inc., 1st Lien Term Loan, VAR, 6.750%, 07/30/18 ^

4,579

Machinery — 1.3%

2,764

Colfax Corp., Term Loan, VAR, 4.500%, 01/11/19

2,772

4,425

CPM Holdings, Term Loan, VAR, 6.250%, 08/29/17

4,403

3,750

WireCo World Group Inc., Term Loan, VAR, 6.000%, 02/15/17

3,773

10,948

Professional Services — 0.7%

6,041

Ceridian Corp., Extended U.S. Term Loan, VAR, 5.989%, 05/09/17 ^

6,039

Road & Rail — 0.3%

Swift Transportation Co., Tranche B-2 Term Loan,

1,380

VAR, 5.000%, 12/21/17

1,383

1,260

VAR, 5.000%, 12/21/17

1,263

204

VAR, 5.000%, 12/21/17

205

2,851

Total Industrials

83,921

Information Technology — 11.2%

Communications Equipment — 1.8%

3,588

Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.927%, 10/26/17 ^

3,206

Genesys Telecom Holdings, Term Loan,

2,494

VAR, 6.750%, 01/31/19

2,511

2,494

VAR, 6.750%, 01/31/19

2,511

Syniverse Holdings, Inc., Initial Term Loan,

6,983

VAR, 5.000%, 04/23/19

6,952

18

VAR, 5.000%, 04/23/19

18

15,198

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

9

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Participations & Assignments — Continued

Computers & Peripherals — 0.4%

Sealed Air, Term Loan B,

1,478

VAR, 4.750%, 10/03/18

1,486

1,707

VAR, 4.750%, 10/03/18

1,716

3,202

Electronic Equipment, Instruments & Components — 2.0%

3,239

CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17

3,199

5,519

Oberthur Technologies, Facility B3, VAR, 6.252%, 11/30/18

5,450

3,465

Sensus USA, Inc., 1st Lien Term Loan, VAR, 4.750%, 05/09/17

3,468

750

Sensus USA, Inc., Term Loan, VAR, 8.500%, 05/09/18

745

3,847

Unifrax LLC, Term Loan B, VAR, 6.500%, 11/28/18

3,876

16,738

Internet Software & Services — 1.8%

7,910

Go Daddy Group, Inc. (The), Tranche B-1 Term Loan, VAR, 5.500%, 12/17/18

7,767

2,000

Sabre, Inc., Incremental Term Loan, VAR, 7.250%, 12/29/17

1,993

5,685

Sabre, Inc., Term Loan B Extended, VAR, 5.982%, 09/30/17

5,590

15,350

IT Services — 1.8%

9,000

First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.237%, 03/26/18

8,497

1,000

First Data Corp., Non-Extended B-1 3/12 Term, VAR, 2.987%, 09/24/14

986

574

First Data Corp., Non-Extended B-2 3/12 Term, VAR, 2.987%, 09/24/14

566

591

First Data Corp., Non-Extended B-3 3/12 Term, VAR, 2.987%, 09/24/14

583

1,826

Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18

1,828

2,975

Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.208%, 01/30/17 (f) (i)

2,706

15,166

Semiconductors & Semiconductor Equipment — 2.2%

8,246

Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.496%, 12/01/16

7,911

6,774

NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/03/17

6,854

3,990

NXP B.V., Tranche B Loan, VAR, 5.250%, 03/19/19

4,000

18,765

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Software — 1.2%

Attachmate Corp., 1st Lien Term Loan,

6,447

VAR, 7.250%, 11/22/17

6,491

123

VAR, 7.250%, 11/22/17

124

3,600

Magic Newco LLC, USD 1st Lien Term Loan, VAR, 7.250%, 12/12/18

3,570

10,185

Total Information Technology

94,604

Materials — 5.7%

Chemicals — 3.1%

4,988

Ascend Performance Materials, Term B Loan, VAR, 6.750%, 04/10/18

4,942

AZ Chem U.S., Inc., Term Loan,

1,661

VAR, 7.250%, 12/22/17

1,672

195

VAR, 7.250%, 12/22/17

197

Harko C.V., Term Loan B,

2,286

VAR, 5.750%, 08/02/17

2,294

1,684

VAR, 5.750%, 08/02/17

1,691

4,454

Momentive Performance, Tranche B-1B Term Loan, VAR, 3.750%, 05/05/15

4,183

Nexeo Solutions, Term Loan,

167

VAR, 5.000%, 09/08/17 ^

163

151

VAR, 5.000%, 09/08/17 ^

147

219

VAR, 5.000%, 09/08/17 ^

213

PL Propylene LLC, Term Loan,

2,923

VAR, 7.000%, 03/27/17

2,938

7

VAR, 7.000%, 03/27/17

7

7

VAR, 7.000%, 03/27/17

7

PolyOne, Term Loan B,

2,950

VAR, 5.000%, 12/20/17

2,959

35

VAR, 5.000%, 12/20/17

35

4,855

Trinseo, 1st Lien Term Loan, VAR, 8.000%, 08/02/17 ^

4,521

25,969

Construction Materials — 0.7%

5,985

Road Infrastructure Investment LLC, Term Loan, VAR, 6.250%, 03/30/18

5,955

Containers & Packaging — 1.0%

Reynolds Group Holdings, 2011 TR. C Term Loan,

8,621

VAR, 6.500%, 08/09/18 ^

8,730

22

VAR, 6.500%, 08/09/18 ^

22

8,752

SEE NOTES TO
FINANCIAL STATEMENTS.

10

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Participations & Assignments — Continued

Metals & Mining — 0.9%

5,187

Noranda Aluminum, Inc., Term B Loan, VAR, 5.750%, 02/28/19

5,209

2,708

Novelis, Inc., Term Loan, VAR, 4.000%, 03/10/17

2,692

7,901

Paper & Forest Products — 0.0% (g)

250

Ainsworth Lumber Ltd., Term Loan B, VAR, 5.250%, 06/26/14

242

Total Materials

48,819

Telecommunication Services — 1.2%

Diversified Telecommunication Services — 1.2%

5,000

Level 3 Communications, Inc., Tranche B II Term Loans, VAR, 5.750%, 09/01/18

5,013

1,200

Level 3 Financing, Term Loan B3, VAR, 5.750%, 09/01/18

1,203

3,800

Zayo Group, Term Loan, VAR, 7.125%, 07/02/19

3,856

Total Telecommunication Services

10,072

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Utilities — 0.5%

Independent Power Producers & Energy Traders — 0.5%

1,588

Dynegy Midwest Gen (COALCO), Term Loan, VAR, 9.250%, 08/05/16

1,647

993

Dynegy Power LLC (GASCO), Term Loan, VAR, 9.250%, 08/05/16

1,039

Texas Competitive Electric, Extended Term Loan,

2,154

VAR, 4.741%, 10/10/17

1,460

346

VAR, 4.938%, 10/10/17

235

Total Utilities

4,381

Total Loan Participations & Assignments (Cost $629,270)

637,964

SHARES

Short-Term Investment — 11.9%

Investment Company — 11.9%

101,032

  JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost
$101,032)

101,032

Total Investments — 105.5% (Cost $885,015)

894,674

Liabilities in Excess of Other Assets — (5.5)%

(46,628
)

NET ASSETS — 100.0%

$
848,046

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT 08/31/12

NET UNREALIZED APPRECIATION (DEPRECIATION)

5,103,000

NOK

Westpac Banking Corp.

09/26/12

$
874

$
880

$
(6
)

SEE NOTES TO FINANCIAL
STATEMENTS.

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

11

JPMorgan Floating Rate Income Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012

DIP

— Debtor-in-Possession

NOK

— Norwegian Krone

PIK

— Payment-in-Kind

VAR

  —  Variable Rate Security. The interest rate shown is the rate in effect as of August 31,
2012.

(b)

  —  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)

— Defaulted security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $3,355,000 which amounts to 0.4% of total investments.

(g)

— Amount rounds to less than 0.1%.

(i)

  —  Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)

— The rate shown is the current yield as of August 31, 2012.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(x)

—  Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2012.

^

  —  All or a portion of the security is unsettled as of August 31, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO
FINANCIAL STATEMENTS.

12

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

THIS PAGE IS
INTENTIONALLY LEFT BLANK

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

13

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2012

(Amounts in thousands, except
per share amounts)

Floating Rate Income Fund

ASSETS:

Investments in non-affiliates, at value

$
793,642

Investments in affiliates, at value

101,032

Total investment securities, at value

894,674

Cash

835

Receivables:

Investment securities sold

18,954

Fund shares sold

7,235

Interest and dividends from non-affiliates

6,225

Dividends from affiliates

8

Total Assets

927,931

LIABILITIES:

Payables:

Dividends

3,296

Investment securities purchased

75,393

Fund shares redeemed

520

Unrealized depreciation on forward foreign currency exchange contracts

6

Accrued liabilities:

Investment advisory fees

365

Administration fees

60

Shareholder servicing fees

76

Distribution fees

15

Custodian and accounting fees

9

Trustees’ and Chief Compliance Officer’s fees

—
(a)

Other

145

Total Liabilities

79,885

Net Assets

$
848,046

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

14

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

Floating Rate Income Fund

NET ASSETS:

Paid-in-capital

$
835,914

Accumulated undistributed (distributions in excess of) net investment income

901

Accumulated net realized gains (losses)

1,578

Net unrealized appreciation (depreciation)

9,653

Total Net Assets

$
848,046

Net Assets:

Class A

$
63,811

Class C

2,408

Select Class

781,827

Total

$
848,046

Outstanding units of beneficial interest (shares)

($0.0001 par value; unlimited number of shares authorized):

Class A

6,454

Class C

244

Select Class

79,027

Net Asset Value (a):

Class A — Redemption price per share

$
9.89

Class C — Offering price per share (b)

9.88

Select Class — Offering and redemption price per share

9.89

Class A maximum sales charge

3.75
%

  Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]

$
10.28

Cost of investments in non-affiliates

$
783,983

Cost of investments in affiliates

101,032

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

15

STATEMENT OF OPERATIONS

AS OF AUGUST 31, 2012

(Amounts in thousands)

Floating Rate Income Fund

INVESTMENT INCOME:

Interest income from non-affiliates

$
32,729

Dividend income from non-affiliates

172

Dividend income from affiliates

109

Total investment income

33,010

EXPENSES:

Investment advisory fees

3,112

Administration fees

493

Distribution fees:

Class A

156

Class C

9

Shareholder servicing fees:

Class A

156

Class C

3

Select Class

1,255

Custodian and accounting fees

34

Interest expense to affiliates

—
(a)

Professional fees

130

Trustees’ and Chief Compliance Officer’s fees

5

Printing and mailing costs

25

Registration and filing fees

40

Transfer agent fees

63

Other

9

Total expenses

5,490

Less amounts waived

(1,243
)

Less earnings credits

(1
)

Net expenses

4,246

Net investment income (loss)

28,764

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:

Investments in non-affiliates

1,640

Foreign currency transactions

8

Net realized gain (loss)

1,648

Change in net unrealized appreciation/depreciation of:

Investments in non-affiliates

19,615

Foreign currency translations

(6
)

Unfunded commitments

208

Change in net unrealized appreciation/depreciation

19,817

Net realized/unrealized gains (losses)

21,465

Change in net assets resulting from operations

$
50,229

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

16

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

Floating Rate Income Fund

Year Ended 8/31/2012

Period Ended 8/31/2011 (a)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
28,764

$
1,085

Net realized gain (loss)

1,648

(28
)

Change in net unrealized appreciation/depreciation

19,817

(10,164
)

Change in net assets resulting from operations

50,229

(9,107
)

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(2,762
)

(159
)

From net realized gains

(5
)

—

Class C

From net investment income

(54
)

(1
)

From net realized gains

—
(b)

—

Select Class

From net investment income

(25,096
)

(893
)

From net realized gains

(29
)

—

Total distributions to shareholders

(27,946
)

(1,053
)

CAPITAL TRANSACTIONS:

Change in net assets resulting from capital transactions

584,388

251,475

Payment by affiliate

—

60

NET ASSETS:

Change in net assets

606,671

241,375

Beginning of period

241,375

—

End of period

$
848,046

$
241,375

Accumulated undistributed (distributions in excess of) net investment income

$
901

$
42

(a)
Commencement of operations was June 1, 2011.

(b)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

17

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

Floating Rate Income Fund

Year Ended 8/31/2012

Period Ended 8/31/2011 (a)

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
30,816

$
59,267

Dividends and distributions reinvested

2,767

159

Cost of shares redeemed

(26,850
)

(3,799
)

Change in net assets resulting from Class A capital transactions

$
6,733

$
55,627

Class C

Proceeds from shares issued

$
2,247

$
295

Dividends and distributions reinvested

54

1

Cost of shares redeemed

(202
)

—
(b)

Change in net assets resulting from Class C capital transactions

$
2,099

$
296

Select Class

Proceeds from shares issued

$
741,130

$
228,672

Dividends and distributions reinvested

508

46

Cost of shares redeemed

(166,082
)

(33,166
)

Change in net assets resulting from Select Class capital transactions

$
575,556

$
195,552

Total change in net assets resulting from capital transactions

$
584,388

$
251,475

SHARE TRANSACTIONS:

Class A

Issued

3,190

6,129

Reinvested

284

17

Redeemed

(2,764
)

(402
)

Change in Class A Shares

710

5,744

Class C

Issued

229

30

Reinvested

6

—
(b)

Redeemed

(21
)

—
(b)

Change in Class C Shares

214

30

Select Class

Issued

76,041

23,272

Reinvested

52

5

Redeemed

(16,937
)

(3,406
)

Change in Select Class Shares

59,156

19,871

(a)
Commencement of operations was June 1, 2011.

(b)
Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

18

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

THIS PAGE IS
INTENTIONALLY LEFT BLANK

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net realized gain

Total distributions

Floating Rate Income Fund

Class A

Year Ended August 31, 2012

$
9.41

$
0.47
(f)

$
0.44

$
0.91

$
(0.43
)

$
—
(g)

$
(0.43
)

June 1, 2011 (e) through August 31, 2011

10.00

0.09
(f)

(0.63
)

(0.54
)

(0.05
)

—

(0.05
)

Class C

Year Ended August 31, 2012

9.41

0.44
(f)

0.42

0.86

(0.39
)

—
(g)

(0.39
)

June 1, 2011 (e) through August 31, 2011

10.00

0.06
(f)

(0.61
)

(0.55
)

(0.04
)

—

(0.04
)

Select Class

Year Ended August 31, 2012

9.41

0.50
(f)

0.43

0.93

(0.45
)

—
(g)

(0.45
)

June 1, 2011 (e) through August 31, 2011

10.00

0.08
(f)

(0.62
)

(0.54
)

(0.05
)

—

(0.05
)

(a)
Annualized for periods less than one year.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes earning credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.

(e)
Commencement of operations.

(f)
Calculated based upon average shares outstanding.

(g)
Amount rounds to less than $0.01.

(h)
Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

20

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (excludes sales charge) (b)(c)

Net assets, end of period (000’s)

Net expenses (d)

Net investment income (loss)

       Expenses
without waivers, reimbursements and earning credits

Portfolio turnover rate (b)

$
9.89

9.82
%

$
63,811

0.97
%

4.80
%

1.20
%

65
%

9.41

(5.43
)

54,039

0.95

3.68

1.33
(h)

1

9.88

9.24

2,408

1.47

4.45

1.68

65

9.41

(5.55
)

285

1.48

2.43

2.58
(h)

1

9.89

10.09

781,827

0.72

5.12

0.94

65

9.41

(5.40
)

187,051

0.72

3.37

1.55
(h)

1

SEE NOTES TO FINANCIAL
STATEMENTS.

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

21

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Floating Rate Income Fund

Class A, Class C and Select Class

Diversified

The investment objective of the Fund is to seek to provide current income with a secondary objective of capital appreciation.

The Fund commenced operations on June 1, 2011.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the
Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The
following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or
Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on
The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of
Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an
indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc.
(“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management
and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of
Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable,
primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.
The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible

22

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and
JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical securities

•

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (SOI) (amounts in thousands):

Level 1 Quoted prices

Level 2 Other significant observable inputs

Level 3 Significant unobservable inputs

Total

Investments in Securities

Debt Securities

Commercial Mortgage-Backed Securities

$
—

$
13,292

$
—

$
13,292

Corporate Bonds

Consumer Discretionary

—

44,894

—

44,894

Consumer Staples

—

6,658

—

6,658

Energy

—

8,256

—

8,256

Financials

—

12,019

—

12,019

Health Care

—

2,061

—

2,061

Industrials

—

2,301

—

2,301

Information Technology

—

9,975

—

9,975

Materials

—

24,161

—

24,161

Telecommunication Services

—

15,756

—

15,756

Utilities

—

13,205

—

13,205

Total Corporate Bonds

—

139,286

—

139,286

Preferred Stocks

Consumer Discretionary

—

892

—

892

Financials

—

2,208

—

2,208

Total Preferred Stocks

—

3,100

—

3,100

Loan Participations & Assignments

Consumer Discretionary

—

206,205

649

206,854

Consumer Staples

—

49,950

—

49,950

Energy

—

26,888

—

26,888

Financials

—

37,469

—

37,469

Health Care

—

75,006

—

75,006

Industrials

—

83,921

—

83,921

Information Technology

—

91,898

2,706

94,604

Materials

—

48,819

—

48,819

Telecommunication Services

—

10,072

—

10,072

Utilities

—

4,381

—

4,381

Total Loan Participations & Assignments

—

634,609

3,355

637,964

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

23

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012 (continued)

Level 1 Quoted prices

Level 2 Other significant observable inputs

Level 3 Significant unobservable inputs

Total

Short-Term Investment

Investment Company

$
101,032

$
—

$
—

$
101,032

Total Investments in Securities

$
101,032

$
790,287

$
3,355

$
894,674

Depreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
(6
)

$
—

$
(6
)

There were no transfers between Levels 1 and 2 during the year ended August 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Balance as of 08/31/11

Realized gain (loss)

Change in unrealized appreciation (depreciation)

Net accretion (amortization)

Purchases[1]

Sales[2]

Transfers into Level 3

Transfers out of Level 3

Balance as of 08/31/12

Investments in Securities

Loan Participations & Assignments — Consumer Discretionary

$
—

$
—

$
(342
)

$
—

$
991

$
—

$
—

$
—

$
649

Loan Participations & Assignments — Information Technology

—

—

(183
)

11

2,878

—

—

—

2,706

$
—

$
—

$
(525
)

$
11

$
3,869

$
—

$
—

$
—

$
3,355

[1]
Purchases include all purchases of securities and securities received in corporate actions.

[2]
Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately ($525,000). This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

B. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into
U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although
the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, purchases of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

C. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, (“Securities Act”). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of August 31, 2012, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

The value and percentage of net
assets of illiquid securities as of August 31, 2012 was approximately $3,355,000 and 0.4% respectively.

24

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

D. Forward Foreign Currency Exchange Contracts — The Fund uses forward foreign currency exchange contracts including non-deliverable forwards mainly as a substitute for securities in which the Fund can invest, to increase income or gain to the Fund and to hedge or manage the Fund’s exposure to foreign currency risks associated with portfolio investments. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign
currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

  The table below discloses the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended August 31, 2012 (amounts in thousands):

Forward Foreign Currency Exchange Contracts

Average Settlement Value Sold

$
845
(a)

Ending Settlement Value Sold

874
(a)

(a)
Average is for the period May 1, 2012 through August 31, 2012.

E. Summary of Derivatives Information — The following table presents the value of derivatives held as of August 31, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities (amounts in thousands):

Derivative Contract

Statement of Assets and Liabilities Location

Liabilities:

Forward Foreign Currency Exchange Contracts

Foreign exchange contracts

Payables

$
(6
)

The following tables present the effect of derivatives on the Statements of Operations for the year ended August 31,
2012, by primary underlying risk exposure (amounts in thousands):

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivative Contract

  Forward Foreign
Currency Exchange Contracts

Total

Foreign exchange contracts

$
2

$
2

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivative Contract

  Forward Foreign
Currency Exchange Contracts

Total

Foreign exchange contracts

$
(6
)

$
(6
)

F. Loan Participations and Assignments — The Fund may invest in loan participations and assignments of all or a portion of the loans. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Fund has direct rights against the borrower on a loan when it purchases an assignment; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons interpositioned between the Fund and the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

25

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012 (continued)

At August 31, 2012, the Fund had investments in Loan Participations and Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank:

Agent Bank

Percentage

Bank of America, N.A.

18.0
%

Credit Suisse International

13.2

Barclays Bank plc

8.2

Deutsche Bank AG

7.1

Citigroup Inc.

6.0

JPMorgan Chase Bank, N.A.

5.1

G. Unfunded Commitments — The Fund may enter into commitments to buy and sell investments including commitments to buy loan participations and assignments to settle on future dates as part of its normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan participation or assignment (Note 2.F.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the
Statement of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

As of August 31, 2012, the Fund did not have
any outstanding unfunded loan commitments.

H. Offering and Organization Costs — Total offering costs of approximately $75,000 paid in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time it commenced operations.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

J. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class.

K. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

L. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

26

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

The following amounts were reclassified within the capital accounts (amounts in thousands):

Paid-In-Capital

  Accumulated
 Undistributed/
 (Overdistributed)
 Net Investment
Income

  Accumulated
 Net Realized
Gain (Loss) on Investments

$1

$
7

$
(8
)

The reclassifications for the Fund relate primarily to foreign currency gains or losses.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, JPMIM supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended August 31, 2012, the annual effective rate was 0.09% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, and successor in interest to J.P. Morgan Investor Services Co., serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the
Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a
Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at an annual rate of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In
addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived.
For the year ended August 31, 2012, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge

CDSC

$
7

$
—
(a)

(a)
Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of Class A,
Class C and Select Class Shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor
have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest,

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

27

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012 (continued)

taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A

Class C

Select Class

1.00%

1.50
%

0.75
%

The expense limitation agreement was in effect for the year ended August 31, 2012. The contractual expense limitation percentages in the table above are in place until at least December 31, 2012.

For the year ended August 31, 2012, the Fund’s
service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers

Administration

  Shareholder
Servicing

Total

$13

$
1,067

$
1,080

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor,
Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the year ended
August 31, 2012 was approximately $163,000.

G. Collateral Management Fees — JPMCB provides derivative collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Other expenses on the Statement of Operations.

H. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance
Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a
Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various
J.P. Morgan Funds until distribution in accordance with the Plan.

For the year ended August 31, 2012, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use
related party broker-dealers. For the year ended August 31, 2012, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended August 31, 2012, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

  Purchases
(excluding U.S. Government)

  Sales
(excluding U.S. Government)

$
878,764

$
341,646

During the year ended August 31, 2012, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal
income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities held at August 31, 2012, were as follows (amounts in thousands):

  Aggregate
Cost

  Gross
 Unrealized
Appreciation

  Gross
 Unrealized
Depreciation

  Net Unrealized
 Appreciation
(Depreciation)

$
885,042

$
12,539

$
(2,907
)

$
9,632

The difference between book and tax basis appreciation (depreciation) on investments is primary attributed to wash sale loss deferrals.

28

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

The tax character of distributions paid during the fiscal year ended August 31, 2012 was as follows
(amounts in thousands):

Ordinary Income

Net Long Term Capital Gains

Return of Capital

Total Distributions Paid

$27,946

$
—

$
—

$
27,946

The tax character of distributions paid during the period ended August 31, 2011 was as follows (amounts in thousands):

Ordinary Income

Net Long Term Capital Gains

Return of Capital

Total Distributions Paid

$1,053

$
—

$
—

$
1,053

As of August 31, 2012, the components of net assets (excluding paid in capital) on a tax basis were as follows:

  Current
 Distributable
 Ordinary
Income

  Current
 Distributable
 Long Term
Capital Gain or (Tax Basis Capital Loss Carryover)

  Unrealized
 Appreciation
(Depreciation)

$
5,881

$
—

$
9,632

The cumulative timing differences primarily consist of distribution payable, post-October loss deferrals and wash sale loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized by the Fund may get carried forward indefinitely, and retain their character as short-term and/or long-term losses.

During the year ended August 31, 2012, the Fund utilized
capital loss carryforwards of approximately $28,000.

Net capital losses and net specified gains (losses) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended August 31, 2012, the Fund deferred to September 1, 2012 long-term post-October capital losses of approximately
$82,000.

6. Borrowings

The Fund
relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until
November 12, 2012.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at
August 31, 2012, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks,
Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets.

Significant shareholder
transactions by these shareholders, if any, may impact the Fund’s performance.

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

29

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012 (continued)

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”.
Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

30

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of JPMorgan Trust I and Shareholders of JPMorgan Floating Rate
Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Floating Rate Income Fund (a separate fund of JPMorgan Trust I) (hereafter referred to as the “Fund”) at August 31, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 1, 2011
(commencement of operations) through August 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

October 29, 2012

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

31

TRUSTEES

(Unaudited)

The
Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at
www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)

Principal Occupations During Past 5 Years

Number of Portfolios in Fund Complex Overseen by Trustee (2)

Other Directorships Held Outside Fund Complex During Past 5 Years

Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1987.

Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).

169

None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.

Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).

169

Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.

Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).

169

Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City
(2002-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.

Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).

169

None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.

Self-employed business consultant (2002-present).

169

Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.

Vice President of Administration and Planning, Northwestern University (1985-present).

169

Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.

Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).

169

Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.

Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).

169

Trustee, American University in Cairo (1999-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present);
Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.

Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation
(1985-2002).

169

Trustee, Morgan Stanley Funds (107 portfolios) (1992-present).

32

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

Name (Year of Birth); Positions With the Fund (1)

Principal Occupations During Past 5 Years

  Number of Portfolios in Fund
 Complex Overseen   by Trustee
(2)

Other Directorships Held Outside Fund Complex During Past 5 Years

Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.

Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments,
Eli Lilly and Company (pharmaceuticals) (1988-1999).

169

Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.

Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).

169

None.

Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trust since 2008.

President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).

169

Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1998.

Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management)
(1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).

169

Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington
County Economic Development Authority (1997-present)
.

(1)
Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined
Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)
A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (169 funds).

*
Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate
Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Fund’s investment advisor, is a wholly-owned subsidiary of
JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**
Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***
Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

33

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)

Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled
Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase &
Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice
President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008.

Frank J. Nasta (1964), Secretary (2008)

Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman &
Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)

Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan
Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital
Management Company, both registered broker-dealers, from 2005 until 2008.

  Elizabeth A. Davin (1964),   Assistant
Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February
2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

  Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General
Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)

Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)

Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)

Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

  Michael M. D’Ambrosio (1969),
Assistant Treasurer (2012)

Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since
2006.

Jeffrey D. House (1972), Assistant Treasurer (2006)**

Vice President, JPMorgan Funds Management, Inc. since July 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)

Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)

  Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global
Asset Management.

Jeffery Reedy (1973), Assistant Treasurer (2011)**

Vice President, JPMorgan Funds Management, Inc. since February 2006.

  Julie A. Roach (1971),    Assistant
Treasurer (2012)**

Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

  Timothy J. Stewart (1974),
Assistant Treasurer (2012)***

Executive Director, JPMorgan Funds Management, Inc. from July 2012; Managing Director of Robeco Investment Management, Inc. (2011 – 2012); Chief Financial Officer (2008 –
2011) and Director of Operations (2003 - 2008), Robeco-Sage, a division of Robeco Investment Management, Inc.

The
contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*
The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.

**
The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***
Mr. Stewart is the Assistant Treasurer of JPMorgan Trust I only.

34

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2012, and continued to hold your shares at the end of the reporting period, August 31, 2012.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Beginning Account Value, March 1, 2012

Ending Account Value August 31, 2012

Expenses Paid During the Period*

Annualized Expense Ratio

Floating Rate Income Fund

Class A

Actual

$
1,000.00

$
1,033.20

$
5.01

0.98
%

Hypothetical

1,000.00

1,020.21

4.98

0.98

Class C

Actual

1,000.00

1,029.00

7.50

1.47

Hypothetical

1,000.00

1,017.75

7.46

1.47

Select Class

Actual

1,000.00

1,034.40

3.73

0.73

Hypothetical

1,000.00

1,021.47

3.71

0.73

*
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

35

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2012, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 23, 2012.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information included the Fund’s performance compared to the performance of the
Fund’s peers and benchmarks and analyses by the Advisor of the Fund’s performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’
regular meetings. The Advisor also periodically provides comparative information regarding the Fund’s expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees
also considered its knowledge of the nature and quality of the services provided by the Advisor to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by

36

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its
Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed
information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Fund. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM and JPMDS,
affiliates of the Advisor, earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule
12b-1 fees to JPMDS, which also acts as the Fund’s distributor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that
the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The

Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Fund’s Chief Compliance
Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the
Advisor for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees reviewed
the Fund’s performance against the Credit Suisse Leveraged Loan Index (“benchmark index”) and considered the performance information provided for the Fund at regular Board meetings by the Advisor. The performance data noted by the
Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:

The Trustees noted the performance of the Fund since its inception on June 1, 2011 as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor and compared that rate to the

AUGUST 31, 2012

J.P. MORGAN INCOME FUNDS

37

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund (“Universe Group”). The Trustees reviewed a description of
Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. The
Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund.
The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’
determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile and that the actual total expenses for both Class A and Select Class
Shares were in the second quintile of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

38

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2012

Rev. January 2011

FACTS

WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal
information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of
personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does
J.P. Morgan Funds share?

Can you limit this sharing?

  For our everyday business purposes
— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For marketing purposes —
to offer our products and services to you

Yes

No

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are

Who is providing this notice?

J.P. Morgan Funds

What we do

How does J.P. Morgan Funds protect my personal
information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.

  How does J.P.
Morgan   Funds collect my personal
information?

We collect your personal information, for
example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

  Companies related by common ownership or
control. They can be financial and nonfinancial companies.       ¡J.P. Morgan Funds does not share
with our affiliates.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies.       ¡J.P. Morgan Funds does not share
with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated
financial companies that together market financial products or services to you.       ¡J.P. Morgan Funds doesn’t
jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings
for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan
Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the
Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is
available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2012. All rights reserved. August 2012.

AN-FRI-812

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the
report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics
that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The
Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the
registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent”
for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.
80a-2(a)(19)).

The audit committee financial expert is John F. Finn. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2012 – $141,000

2011 – $132,400

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2012 – $31,600

2011 – $9,800

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2012 – $23,550

2011 – $23,550

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended August 31, 2012 and 2011, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2012 – Not applicable

2011 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval
policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee
Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval
Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The
Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee

adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the
Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit
Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X.

2012 – 0.0%

2011 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate
non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2011 – $28.5 million

2010 – N/A – Funds commenced in fiscal year 2011

These amounts also include
the aggregate non audit fees billed by the Independent Registered Public Accounting firm for services rendered to J.P. Morgan Chase & Co. (“JPMC”) and certain related entities.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to
Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT
COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the
Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N- CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits
listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or
amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the
Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule
23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each
principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications
pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/ Patricia A. Maleski

Patricia A. Maleski

President and Principal Executive Officer November 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Patricia A. Maleski

Patricia A. Maleski

President and Principal Executive Officer November 9, 2012

By:

/s/ Joy C. Dowd

Joy C. Dowd

Treasurer and Principal Financial Officer November 9, 2012